Note 3 - Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 3 - Fair Values of Financial Instruments

The fair value of a financial instrument is the estimated amount at which the instrument could be exchanged in an orderly transaction between knowledgeable, unrelated, willing parties, i.e., not in a forced transaction.  The estimated fair value of a financial instrument may differ from the amount that could be realized if the security was sold in an immediate sale, e.g., a forced transaction.  Additionally, the valuation of investments is more subjective when markets are less liquid due to the lack of market based inputs, which may increase the potential that the estimated fair value of an investment is not reflective of the price at which an actual transaction would occur.

The Company holds fixed maturities and equity securities that are measured and reported at fair market value on the balance sheet. The Company is also required to disclose fair value estimates for other financial instruments not required to be carried at market value on the balance sheet. The Company determines the fair market values of its financial instruments based on the fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value, as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The unobservable inputs reflect the Company’s own assumptions about the inputs that market participants would use.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level fair value hierarchy. If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the valuation inputs, or their ability to be observed, may result in a reclassification for certain financial assets or liabilities. Reclassifications impacting Level 3 of the fair value hierarchy are reported as transfers in/out of the Level 3 category as of the beginning of the period in which the reclassifications occur.

Valuation of Investments Reported at Fair Value in Financial Statements

The Company’s Level 1 investments include equity securities that are traded in an active exchange market, as well as one U.S. agency equity security whose value is set by government statute.

The Company’s Level 2 investments include fixed maturities with quoted prices that are traded less frequently than exchange-traded instruments or instruments whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes the majority of our fixed maturities, where fair values are obtained from a nationally recognized, third-party pricing service.

The Company’s Level 3 investments include financial instruments whose value cannot be obtained through a pricing service and must be determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category currently includes one private equity investment where independent pricing inputs were not able to be obtained. For fixed maturities that may fall within this level, the Company utilizes the assistance of its third-party investment advisor to estimate the fair value based on non-binding broker quotes and internal models using unobservable assumptions about market participants. For the private equity investment, the Company establishes fair value based on the most recent trading activity as well as a review of the underlying financial statements of the entity. The Company’s Level 3 instruments also included the investment in derivative related to the bifurcated equity-indexed portion of a market-indexed note prior to its sale during the third quarter of 2013. The value of the derivative portion of this investment was derived from an option pricing model that utilizes the Dow Jones Industrial Average as of the measurement date compared to the strike price in the note, along with various other market assumptions including those regarding volatility and dividend yields.

The following table presents the Company’s fair value hierarchy for those financial instruments measured and reported at fair value on a recurring basis as of December 31, 2014 and 2013.

	December 31, 2014
	Level 1	Level 2	Level 3	Total

U.S. government obligations	$-	$28,868,011	$-	$28,868,011
States and political subdivisions	-	44,007,246	-	44,007,246
Corporate	-	239,038,512	-	239,038,512
Foreign	-	65,975,213	-	65,975,213
Asset-backed securities	-	1,466,497	-	1,466,497
Mortgage-backed securities:
Commercial MBS	-	8,136,186	-	8,136,186
Residential MBS	-	42,625,813	-	42,625,813
Total fixed maturities	$-	$430,117,478	$-	$430,117,478

U.S. agencies	$707,900	$-	$-	$707,900
Mutual funds	358,322	-	-	358,322
Corporate common stock	5,955,597	-	384,000	6,339,597
Total equity securities	$7,021,819	$-	$384,000	$7,405,819

	December 31, 2013
	Level 1	Level 2	Level 3	Total

U.S. government obligations	$-	$34,575,791	$-	$34,575,791
States and political subdivisions	-	42,994,764	-	42,994,764
Corporate	-	227,942,974	-	227,942,974
Foreign	-	57,646,352	-	57,646,352
Asset-backed securities	-	2,787,370	-	2,787,370
Mortgage-backed securities:
Commercial MBS	-	4,413,720	-	4,413,720
Residential MBS	-	47,548,134	-	47,548,134
Total fixed maturities	$-	$417,909,105	$-	$417,909,105

U.S. agencies	$687,000	$-	$-	$687,000
Mutual funds	319,639	-	-	319,639
Corporate common stock	4,427,694	-	384,000	4,811,694
Total equity securities	$5,434,333	$-	$384,000	$5,818,333

The following table provides a summary of changes in fair value of our Level 3 financial instruments for the years ended December 31, 2014 and 2013.

Year Ended December 31, 2014
		Corporate	Investment
		Common	in
	Corporate	Stock	Derivative	Total
Beginning balance	$-	$384,000	$-	$384,000
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Purchases	-	-	-	-
Sales	-	-	-	-
Total gains or losses:
Included in earnings	-	-	-	-
Included in other comprehensive loss	-	-	-	-
Ending balance	$-	$384,000	$-	$384,000

	Year Ended December 31, 2013
		Corporate	Investment
		Common	in
	Corporate	Stock	Derivative	Total
Beginning balance	$3,834,470	$384,000	$642,600	$4,861,070
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(3,834,470)	-	-	(3,834,470)
Purchases	-	-	-	-
Sales	-	-	(645,000)	(645,000)
Total gains or losses:
Included in earnings	-	-	2,400	2,400
Included in other comprehensive loss	-	-	-	-
Ending balance	$-	$384,000	$-	$384,000

The Company experienced no transfers between Level 1 and Level 2 during the years ended December 31, 2014 or 2013. The Company experienced no transfers between Level 2 and Level 3 during the year ended December 31, 2014. The Company experienced four transfers of corporate fixed maturities from Level 3 to Level 2 during the year ended December 31, 2013. Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and re-evaluation of the observability of pricing inputs.

The unrealized gains (losses) on Level 3 investments, other than the investment in derivative, are recorded as a component of accumulated other comprehensive income (loss), net of tax, in accordance with required accounting for our available-for-sale portfolio. The unrealized gains (losses) on the investment in derivative are reported in earnings as a component of investment income.

Financial Instruments Disclosed, but not Carried, at Fair Value

The following disclosure presents the carrying values and estimated fair values of the Company’s financial instruments disclosed, but not carried, at fair value as of December 31, 2014 and 2013, and the level within the fair value hierarchy at which such assets and liabilities are measured on a recurring basis. The fair values for insurance contracts other than investment-type contracts are not required to be disclosed. The estimated fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment was required to interpret market data to develop these estimates. Accordingly, the estimates are not necessarily indicative of the amounts which could be realized in a current market exchange. The use of different market assumptions or estimation methodologies may have a material effect on the fair value amounts.

	December 31, 2014
	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Assets:
Mortgage loans on real estate:
Commercial	$12,961,492	$13,693,557	$-	$-	$13,693,557
Residential	16,497,944	18,392,927	-	-	18,392,927
Policy loans	6,665,493	6,665,493	-	-	6,665,493
State-guaranteed receivables	7,917,379	9,719,006	-	9,719,006	-
Other invested assets	3,270,848	3,270,848	-	-	3,270,848
Cash and cash equivalents	1,870,867	1,870,867	1,870,867	-	-
Accrued investment income	5,190,740	5,190,740	-	-	5,190,740
Cash value of company-owned life insurance	12,441,833	12,441,833	-	-	12,441,833

Liabilities:
Policyholder deposits (Investment-type contracts)	53,318,598	55,486,262	-	-	55,486,262
Policy claims	2,821,106	2,821,106	-	-	2,821,106
Obligations under capital leases	553,028	553,028	-	-	553,028
Notes payable	2,508,576	2,508,576	-	-	2,508,576

	December 31, 2013
	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Assets:
Mortgage loans on real estate:
Commercial	$15,478,188	$16,128,845	$-	$16,128,845	$-
Residential	3,123,534	3,273,306	-	3,273,306	-
Policy loans	6,674,887	6,674,887	-	-	6,674,887
State-guaranteed receivables	8,085,107	9,392,660	-	9,392,660	-
Other invested assets	3,181,182	3,181,182	-	-	3,181,182
Cash and cash equivalents	4,143,291	4,143,291	4,143,291	-	-
Accrued investment income	5,191,253	5,191,253	-	-	5,191,253
Cash value of company-owned life insurance	11,808,248	11,808,248	-	-	11,808,248

Liabilities:
Policyholder deposits (Investment-type contracts)	53,476,853	53,396,538	-	-	53,396,538
Policy claims	3,672,474	3,672,474	-	-	3,672,474
Obligations under capital leases	943,488	943,488	-	-	943,488
Notes payable	3,031,942	3,033,122	-	-	3,033,122

The following methods and assumptions were used in estimating the fair value disclosures for financial instruments in the accompanying consolidated financial statements and notes thereto:

Mortgage loans on real estate: The fair values for mortgage loans are estimated using discounted cash flow analyses. For commercial mortgage loans, the discount rate was assumed to be the interest rate of the last commercial mortgage acquired by the Company. For residential mortgage loans, the discount rate was assumed to be the average yield on recent purchases less an expense factor. These investment fair values were moved from Level 2 to Level 3 in the fair value hierarchy during 2014 given the expansion of our residential mortgage loan activity and the unobservable inputs used to determine those fair values.

State-guaranteed receivables: The fair values for state-guaranteed receivables are estimated using discounted cash flow analyses, using the average Citigroup Pension Liability Index in effect at the end of each period.

Cash and cash equivalents: The carrying amounts reported for these financial instruments approximate their fair values given the highly liquid nature of the instruments.

Cash value of company-owned life insurance: The carrying values and fair values for these policies are based on the current cash surrender values of the policies.

Investment-type contracts: The fair value for liabilities under investment-type insurance contracts (accumulation annuities) is calculated using a discounted cash flow approach. Cash flows are projected using actuarial assumptions and discounted to the valuation date using risk-free rates adjusted for credit risk and the nonperformance risk of the liabilities.

Notes payable: The fair values for notes payable on commercial loans with fixed interest rates are estimated using discounted cash flow analyses, assuming current interest rate assumptions for similar borrowings based on information gathered from market loan brokers. The fair value for notes payable with floating interest rates approximate the unpaid principal balances on such notes.

Policy loans, other invested assets, accrued investment income, policy claims and obligations under capital leases: The carrying values of these instruments approximate their fair values and are disclosed in Level 3 of the hierarchy.